Long-term debt and other financial liabilities (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Long-term Debt, Gross	$ 1,310,130	$ 1,380,648
Cash and cash equivalents	$ 161,148	117,192	$ 128,851
Debt Instrument, Covenant Compliance	The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements as at June 30, 2022.
Minimum liquidity requirement [Member]
Cash and cash equivalents	$ 129,528	$ 105,768
Three Loan Agreements [Member]
Restricted Cash and Cash Equivalents	$ 3,550
Dimitris P, Spyros K and Uraga Princess [Member]
Debt Instrument, Frequency of Periodic Payment	semi-annual
Line of Credit Facility, Initiation Date	Mar. 16, 2022
Debt Instrument, Maturity Date, Description	five-year
Debt Instrument, Face Amount	$ 62,000
Description of scope	relating to the refinancing of the suezmax tankers, Dimitris P and Spyros K and the aframax tanker, Uraga Princess
Drawn down date	March 17, 2022
Prepayment date	March 17, 2022
Drawn down amount	$ 62,000
Prepaid amount	$ 47,730
Number of repayment installments	ten
Debt Instrument, Periodic Payment	$ 2,750
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 34,500
Brasil 2014 [Member]
Debt Instrument, Frequency of Periodic Payment	semi-annual
Line of Credit Facility, Initiation Date	Mar. 31, 2022
Debt Instrument, Maturity Date, Description	six-year
Debt Instrument, Face Amount	$ 67,500
Description of scope	relating to the refinancing of the DP2 shuttle tanker, Brasil 2014
Drawn down date	April 4, 2022
Prepayment date	April 4, 2022
Drawn down amount	$ 67,500
Prepaid amount	$ 54,117
Number of repayment installments	twelve
Debt Instrument, Periodic Payment	$ 4,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 13,500
Proteas [Member]
Prepayment date	April 20, 2022
Prepaid amount	$ 12,695
Euro [Member]
Debt Instrument, Frequency of Periodic Payment	semi-annual
Line of Credit Facility, Initiation Date	May 13, 2022
Debt Instrument, Maturity Date, Description	five-year
Debt Instrument, Face Amount	$ 25,200
Description of scope	relating to the refinancing of the suezmax tanker, Euro
Drawn down date	May 13, 2022
Prepayment date	May 16, 2022
Drawn down amount	$ 25,200
Prepaid amount	$ 21,683
Number of repayment installments	ten
Debt Instrument, Periodic Payment	$ 1,505
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 10,150
Inca [Member]
Prepayment date	August 17, 2022
Prepaid amount	$ 3,301
Rio 2016 [Member]
Debt Instrument, Frequency of Periodic Payment	semi-annual
Line of Credit Facility, Initiation Date	Sep. 05, 2022
Debt Instrument, Maturity Date, Description	six-year
Debt Instrument, Face Amount	$ 67,500
Description of scope	to the refinancing of the suezmax DP2 shuttle tanker, Rio 2016.
Drawn down date	September 7, 2022
Prepayment date	September 7, 2022
Drawn down amount	$ 67,500
Prepaid amount	$ 48,047
Number of repayment installments	twelve
Debt Instrument, Periodic Payment	$ 4,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 13,500
Hull 5081 and Hull 5082 [Member]
Debt Instrument, Frequency of Periodic Payment	semi-annual
Line of Credit Facility, Initiation Date	Sep. 15, 2022
Debt Instrument, Maturity Date, Description	eight-year
Debt Instrument, Face Amount	$ 118,400
Description of scope	to pre- and post- financing of the two aframax tankers under construction Hull 5081 and Hull 5082.
Number of repayment installments	sixteen
Debt Instrument, Periodic Payment	$ 1,650
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 32,800
Tenergy [Member]
Debt Instrument, Frequency of Periodic Payment	quarterly
Description of scope	for the acquisition of the LNG carrier Tenergy
Prepayment date	January 12, 2022
Prepaid amount	$ 27,750
Number of repayment installments	forty
Debt Instrument, Periodic Payment	$ 2,332
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	83,955
Proceeds from Lines of Credit	177,238
All bank loans [Member]
Long-term Debt, Gross	$ 1,310,130
Debt Instrument, Payment Terms	These bank loans are payable in U.S. Dollars in semi-annual installments, with balloon payments due at maturity between November 2022 and January 2032.
Debt Instrument, Frequency of Periodic Payment	semi-annual
Debt Instrument, Description of Variable Rate Basis	Interest rates on the outstanding loans as of June 30, 2022, are based on LIBOR plus a spread, except of two loan agreements based on SOFR